EMPLOYEE BENEFITS (Details 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Acturial gain loss on obligation	R$ 135,210	R$ 138,488	R$ 109,279
Gain/(loss) recognized in shareholders' equity	(124,578)	(444,480)	103,805
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Acturial gain loss on obligation	(42,711)	(63,623)	(189,907)
Gain/(loss) recognized in shareholders' equity	R$ (42,711)	R$ (63,623)	R$ (189,907)